Share-based Payments - Schedule of Option Plans (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
2012 Employee stock option plan (ESOP) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 23.94			$ 13.65
Adoption date	2012-10
Type of shares	class B shares
Number of options or RSUs reserved	Up to 7 % of total amount of shares
Exercise basis	Shares
Expiration date	December 2020
Vesting period	Up to 4 years
Other major terms	The options are not transferrable
2012 Employee stock option plan (ESOP) [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 34.09	$ 41.24
2012 Employee stock option plan (ESOP) [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price		$ 37.89	$ 46.57
2015 Restricted stock unit Plan (RSU) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Adoption date	2015-07
Type of shares	class B shares
Number of options or RSUs reserved	Up to 7 % of total amount of shares
Exercise basis	Shares
Expiration date	December 2022
Vesting period	Three vesting during up to 2 years
Other major terms	The units are not transferrable.All other terms of the units under 2015 RSU Plan are to be determined by the Company’s BOD or the CEO, if so resolved by the BOD, acting as administrator of the Plan.